LEASES - Total leases - Maturities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
LEASES
2026	$ 71,457
2027	60,568
2028	61,896
2029	63,675
2030	54,559
Thereafter	432,631
Total lease payments	$ 744,786